INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-       INVENTORIES

	December 31,
	2012	2013

Raw materials	$7,684	$5,931
Finished products	9,113	7,880

	$16,797	$13,811

In the years ended December 31, 2011, 2012 and 2013, the Group wrote-off inventories in a total amount of $  644, $  2,306 and $  1,746, respectively.